November 5, 2015

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Principal Life Insurance Company Separate Account B (“Registrant”)
Principal Investment Plus Variable Annuity (“Contract”)
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (“Amendment”)
File Nos. 811-02091, 333-188293

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant certifies that the form of Statement of Additional Information for the Contract that would have been filed under Rule 497(b) or (c) under the Act would not have differed from that contained in the Amendment. The Amendment was filed electronically with the Securities and Exchange Commission on October 30, 2015 and is the most recent post-effective amendment to the Registrant’s registration statement with respect to the Contract.

If you have any questions regarding this filing, please call me at 515-362-2384.

Very truly yours,

/s/ Doug Hodgson

Doug Hodgson
Counsel